Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2020 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	51,175
Beginning balance	£ 99,230	£ 63,522
Issue of shares on exercise of options | shares	987
Issue of shares on exercise of options	£ 198	15
Ending balance, Shares | shares	52,162
Ending balance	£ 84,191	57,129
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,047	1,299
Issue of shares on exercise of options	39	1
Ending balance	2,086	1,318
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	140,890	79,541
Issue of shares on exercise of options	159	14
Ending balance	£ 141,049	£ 81,465